Note 7 - Trade and Other Receivables - Components of Trade and Other Receivables (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Mar. 31, 2018
Statement Line Items [Line Items]
Trade account receivables, net	$ 342,218	$ 326,399
Accrued gas receivables	5,519	15,893
Unbilled revenues	323,000	301,577
Other	35,821	14,975
	$ 706,558	$ 658,844